FT Vest Laddered Deep Buffer ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Laddered Deep Buffer ETF | FT Vest Laddered Deep Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	12.40%	15.08%	(7.43%)